Schedule of Investments (unaudited) February 29, 2024	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Pennsylvania — 93.8%

Corporate — 6.8%
Allegheny County Industrial Development Authority, Refunding RB, 4.88%, 11/01/24	$1,000	$999,333
Lehigh County Industrial Development Authority, Refunding RB, Series A, 3.00%, 09/01/29	3,100	3,015,549
Montgomery County Industrial Development Authority, Refunding RB, 4.10%, 04/01/53(a)	1,240	1,263,364
Pennsylvania Economic Development Financing Authority, RB(a)
Class A, AMT, 3.83%, 06/01/41	13,335	13,267,535
Series A, AMT, 0.58%, 08/01/37	5,000	4,936,717
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	1,355	1,354,905

		24,837,403

County/City/Special District/School District — 18.9%
Allentown Neighborhood Improvement Zone Development Authority, RB(b)
5.00%, 05/01/32	1,405	1,435,170
5.00%, 05/01/42	2,415	2,433,383
Altoona Area School District, GO, Series A, (AGM SAW), 5.00%, 12/01/36	2,895	3,006,064
Bethlehem Area School District, GO, Series A, (BAM SAW), 5.00%, 08/01/35	1,790	1,842,578
Boyertown Area School District, GO
(SAW), 5.00%, 10/01/36	890	891,196
(SAW), 5.00%, 10/01/38	1,335	1,336,794
Bristol Township School District, GO, (BAM SAW), 5.00%, 06/01/42	2,550	2,665,011
Chester County Industrial Development Authority, SAB(b)
4.25%, 03/01/35	1,225	1,109,364
5.00%, 03/01/38	420	416,612
5.13%, 03/01/48	847	814,523
4.75%, 03/01/50	2,705	2,319,127
City of Lancaster Pennsylvania, GO, (BAM), 4.00%, 11/01/42	3,720	3,705,843
City of Philadelphia Pennsylvania, GO, Series B, 5.00%, 02/01/39	1,540	1,645,516
City of Philadelphia Pennsylvania, Refunding GO
Series A, 5.00%, 08/01/37	2,140	2,248,165
Series B, 3.20%, 08/01/31(a)	2,150	2,150,000
City of Pittsburgh Pennsylvania, GO
5.00%, 09/01/41	750	818,003
5.00%, 09/01/42	700	760,874
5.00%, 09/01/43	150	162,651
Coatesville School District, GO, CAB(c)
Series A, (BAM SAW), 0.00%, 10/01/34	290	184,717
Series A, (BAM SAW), 0.00%, 10/01/35	2,565	1,545,809
Series A, (BAM SAW), 0.00%, 10/01/37	2,505	1,328,669
Coatesville School District, Refunding GO, CAB(c)
Series B, (BAM SAW), 0.00%, 10/01/33	500	346,880
Series B, (BAM SAW), 0.00%, 10/01/34	980	624,218
Series C, (BAM SAW), 0.00%, 10/01/33	640	428,218
County of Lancaster Pennsylvania, Refunding GO
4.00%, 11/01/34	500	511,727
4.00%, 11/01/35	520	530,483
4.00%, 11/01/36	540	548,408
4.00%, 11/01/37	565	571,550
Fox Chapel Area School District, GO (SAW), 5.00%, 02/01/39	3,100	3,254,623

Security	Par (000)	Value

County/City/Special District/School District (continued)
Fox Chapel Area School District, GO (continued)
(SAW), 5.00%, 02/01/42	$3,000	$3,132,420
Northampton County Industrial Development Authority, TA, 7.00%, 07/01/32	1,315	1,316,333
Pennsylvania Economic Development Financing Authority, RB
AMT, 5.00%, 06/30/32	1,375	1,470,302
AMT, 5.50%, 06/30/43	2,500	2,722,036
AMT, 6.00%, 06/30/61	1,945	2,149,080
Pennsylvania Economic Development Financing Authority, Refunding RB, Class B, 4.45%, 12/01/38(a)	2,500	2,500,000
Redevelopment Authority of The County of Washington, Refunding TA, 5.00%, 07/01/28	600	606,542
School District of Philadelphia, GO
Series A, (SAW), 5.50%, 09/01/48	4,000	4,489,674
Series D, (AGM SAW), 3.00%, 09/01/44	4,640	3,733,681
School District of Philadelphia, Refunding GO, Series F, (SAW), 5.00%, 09/01/37	1,815	1,882,193
State Public School Building Authority, Refunding RB, Series A, (AGM SAW), 5.00%, 06/01/33	5,000	5,252,164

		68,890,601

Education — 15.1%
Allegheny County Higher Education Building Authority, Refunding RB, 4.01%, 02/01/33(a)	3,235	3,233,310
Berks County Municipal Authority, Refunding RB
5.00%, 10/01/39	890	831,270
5.00%, 10/01/49	795	708,522
Chester County Industrial Development Authority, RB
Sustainability Bonds, 4.00%, 12/01/49	3,750	3,760,496
Sustainability Bonds, 4.00%, 12/01/51	4,000	4,000,156
East Hempfield Township Industrial Development Authority, RB, 5.00%, 07/01/25(d)	1,810	1,856,283
Latrobe Industrial Development Authority, Refunding RB, 4.00%, 03/01/46	515	419,624
Northampton County General Purpose Authority, Refunding RB, 4.00%, 11/01/38	2,000	2,032,772
Pennsylvania Higher Education Assistance Agency, RB
Series A, 2.63%, 06/01/42	1,800	1,556,557
Series B, AMT, Subordinate, 3.13%, 06/01/48	650	492,527
Series B, AMT, Subordinate, 5.00%, 06/01/50	755	720,302
Pennsylvania Higher Educational Facilities Authority, RB, Series AT-1, 4.00%, 06/15/26(d)	75	76,903
Pennsylvania Higher Educational Facilities Authority, Refunding RB
4.00%, 05/01/36	500	501,764
5.00%, 05/01/37	1,595	1,266,627
5.00%, 05/01/41	810	830,114
Series A, 5.00%, 11/01/25	200	201,512
Series A, 5.00%, 11/01/26	100	101,556
Series A, 5.00%, 11/01/27	150	153,643
Series A, 5.00%, 11/01/29	1,150	1,195,053
Series A, 5.00%, 11/01/31	205	215,087
Series A, (AGM), 4.00%, 05/01/50	5,000	4,512,186
Pennsylvania State University, RB
5.00%, 09/01/48	2,615	2,758,127
Series A, 5.00%, 09/01/43	3,935	4,249,009
Philadelphia Authority for Industrial Development, RB
4.00%, 06/15/29	485	456,039
5.00%, 06/15/39	590	541,296
4.00%, 12/01/48	8,090	7,902,549

1

Schedule of Investments (unaudited) (continued) February 29, 2024	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
Philadelphia Authority for Industrial Development, RB (continued) 5.00%, 06/15/50	$800	$691,028
5.25%, 11/01/52	2,145	2,258,766
Philadelphia Authority for Industrial Development, Refunding RB
5.00%, 06/15/40(b)	600	576,963
Series 2015, 5.00%, 04/01/45	3,330	3,358,813
Series A, 5.25%, 06/15/52	625	549,349
Swarthmore Borough Authority, Refunding RB, 5.00%, 09/15/47	2,835	3,175,171

		55,183,374

Health — 19.9%
Allegheny County Hospital Development Authority, RB, Series D2, 4.13%, 11/15/47(a)	2,865	2,827,558
Allegheny County Hospital Development Authority, Refunding RB
Series A, 4.00%, 04/01/37	4,300	4,258,938
Series A, 4.00%, 07/15/39	2,250	2,260,817
Series A, 5.00%, 04/01/47	1,950	1,980,942
Bucks County Industrial Development Authority, RB 4.00%, 08/15/44	1,690	1,603,539
4.00%, 07/01/46	2,500	1,705,168
Chester County Health and Education Facilities Authority, RB, Series A, 4.00%, 09/01/50	1,500	1,421,604
Chester County Health and Education Facilities Authority, Refunding RB, Series A, 5.25%, 12/01/45	1,500	995,965
Cumberland County Municipal Authority, Refunding RB 5.00%, 01/01/25(d)	430	436,614
5.00%, 01/01/29(d)	940	1,044,756
4.00%, 01/01/36	645	611,213
4.13%, 01/01/38	260	240,373
5.00%, 01/01/38	2,185	2,189,544
Doylestown Hospital Authority, RB
4.00%, 07/01/29(d)	125	134,167
5.00%, 07/01/29(d)	150	168,431
4.00%, 07/01/45	1,125	902,312
5.00%, 07/01/49	1,350	1,233,434
DuBois Hospital Authority, Refunding RB, 4.00%, 07/15/48	3,440	3,071,429
Geisinger Authority, Refunding RB, Series A-1, 5.00%, 02/15/45	5,950	6,084,084
Hospitals & Higher Education Facilities Authority of Philadelphia, Refunding RB, (AGM), 4.00%, 07/01/40	1,600	1,570,591
Lancaster County Hospital Authority, Refunding RB, 5.00%, 11/01/35	925	934,684
Lancaster Industrial Development Authority, RB, 4.00%, 12/01/44	1,715	1,544,833
Montgomery County Higher Education and Health Authority, Refunding RB
4.00%, 09/01/49	1,170	1,081,585
Series A, 5.00%, 09/01/37	1,365	1,420,150
Montgomery County Industrial Development Authority, Refunding RB
5.25%, 01/01/40	5,000	4,453,103
5.00%, 12/01/46	850	828,631
Moon Industrial Development Authority, Refunding RB, 6.00%, 07/01/45	2,250	1,634,202
Mount Lebanon Hospital Authority, RB, 4.00%, 07/01/48	2,910	2,784,798

Security	Par (000)	Value

Health (continued)
Northampton County General Purpose Authority, Refunding RB, 5.00%, 08/15/46	$1,350	$1,369,818
Pennsylvania Economic Development Financing Authority, RB
Series A-2, 4.00%, 05/15/53	1,480	1,404,848
Series B, 4.00%, 03/15/40	2,000	2,007,850
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A, 4.00%, 11/15/42	4,000	3,954,943
Pennsylvania Higher Educational Facilities Authority, RB, 3.00%, 08/15/47	3,565	2,847,456
Pottsville Hospital Authority, Refunding RB, Series B, 5.00%, 07/01/41	5,000	5,138,204
St Mary Hospital Authority, Refunding RB
5.00%, 12/01/28(d)	4,065	4,509,840
5.00%, 12/01/48	2,035	2,118,740

		72,775,164

Housing — 5.6%
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 137, Sustainability Bonds, 2.45%, 10/01/41	1,315	987,484
Series 137, Sustainability Bonds, 2.60%, 04/01/46	5,270	3,763,395
Series 143A, Sustainability Bonds, 5.38%, 10/01/46	2,350	2,515,772
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing
Series 136, Sustainability Bonds, 2.55%, 10/01/51	2,250	1,481,924
Series 142-A, Sustainability Bonds, 5.00%, 10/01/43	1,500	1,578,638
Series 142-A, Sustainability Bonds, 5.00%, 10/01/50	2,970	3,070,499
Series 2022, Sustainability Bonds, 4.15%, 10/01/42	3,235	3,241,372
Philadelphia Authority for Industrial Development, RB, M/F Housing(e)(f)
Series A, 3.50%, 12/01/36	1,260	529,200
Series A, 4.00%, 12/01/46	5,740	2,410,800
Series A, 4.00%, 12/01/51	2,300	966,000

		20,545,084

State — 1.1%
Commonwealth of Pennsylvania, GO, Series A, 4.00%, 09/15/31	2,500	2,582,244
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, RB, Series A, 5.25%, 12/01/44	1,500	1,615,973

		4,198,217

Tobacco — 2.5%
Commonwealth Financing Authority, RB 5.00%, 06/01/35	2,205	2,362,875
(AGM), 4.00%, 06/01/39	6,700	6,755,293

		9,118,168

Transportation — 17.3%
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB
AMT, (AGM), 4.00%, 07/01/40	1,075	1,050,062
Series B, AMT, 5.00%, 07/01/37	1,800	1,864,108
Delaware River Joint Toll Bridge Commission, RB, 5.00%, 07/01/42	4,045	4,242,539
Pennsylvania Economic Development Financing Authority, RB
5.00%, 12/31/38	3,000	3,032,472
5.00%, 06/30/42	2,620	2,616,392
AMT, 5.25%, 06/30/53	3,770	3,975,143
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Refunding RB, Series A, 4.00%, 12/01/51	5,680	5,546,668

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) February 29, 2024	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Pennsylvania Turnpike Commission, RB
Sub-Series B-1, 5.00%, 06/01/42	$4,755	$4,957,203
Sub-Series B-1, 5.25%, 06/01/47	1,000	1,045,441
Series 1, Subordinate, 5.00%, 12/01/40	2,965	3,311,842
Series A, Subordinate, 5.00%, 12/01/37	2,660	2,895,542
Series A, Subordinate, 3.00%, 12/01/42	3,100	2,594,246
Series A, Subordinate, 4.00%, 12/01/44	1,700	1,707,983
Series A, Subordinate, 4.00%, 12/01/50	2,500	2,443,426
Pennsylvania Turnpike Commission, RB, CAB(c)
Series A-3, (BAM-TCRS), 0.00%, 12/01/41	1,820	879,779
Sub-Series A-3, 0.00%, 12/01/42	5,740	2,557,316
Pennsylvania Turnpike Commission, Refunding RB
Series B, 5.25%, 12/01/52	1,225	1,344,077
Series B-2, (AGM), 5.00%, 06/01/35	2,900	3,077,950
Series C, 4.00%, 12/01/51	5,000	4,811,720
Series 2017-3, Subordinate, 5.00%, 12/01/40	450	473,329
Southeastern Pennsylvania Transportation Authority, RB
5.25%, 06/01/47	3,695	4,106,412
5.25%, 06/01/52	2,000	2,187,107
Susquehanna Area Regional Airport Authority, Refunding RB, AMT, 5.00%, 01/01/38	2,200	2,259,036

		62,979,793

Utilities — 6.6%
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB
Series A, 5.00%, 10/01/43	3,460	3,650,200
Series A, 5.25%, 10/01/52	1,190	1,237,681
Series C, 5.50%, 06/01/52	3,100	3,429,296
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB
Series B, (AGM), 4.50%, 09/01/48	1,760	1,803,873
Series B, (AGM), 5.50%, 09/01/53	3,520	3,906,424
New Kensington Municipal Sanitary Authority, RB, (AGM), 3.25%, 12/01/47	2,055	1,674,934
Oxford Area Sewer Authority, Refunding RB
Sustainability Bonds, (BAM), 3.00%, 07/01/46	2,395	1,902,877
Sustainability Bonds, (BAM), 2.38%, 07/01/55	915	508,195
Philadelphia Gas Works Co., Refunding RB 5.00%, 08/01/30	700	716,356
5.00%, 08/01/31	900	919,947
5.00%, 08/01/32	1,200	1,226,623
5.00%, 08/01/33	600	613,325
5.00%, 08/01/34	1,050	1,073,343
Williamsport Sanitary Authority, Refunding RB, (BAM), 4.00%, 01/01/40	1,420	1,429,046

		24,092,120

Total Municipal Bonds in Pennsylvania		342,619,924

Security	Par (000)	Value

Puerto Rico — 3.2%

State — 3.2%
Commonwealth of Puerto Rico, GO, Series A-1, Restructured, 5.75%, 07/01/31	$1,643	$1,827,137
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	4,797	4,759,962
Series A-2, Restructured, 4.78%, 07/01/58	2,660	2,640,108
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(c)
Series A-1, Restructured, 0.00%, 07/01/46	6,252	2,031,567
Series B-1, Restructured, 0.00%, 07/01/46	925	300,439

Total Municipal Bonds in Puerto Rico		11,559,213

Total Long-Term Investments — 97.0% (Cost: $364,356,902)		354,179,137

	Shares

Short-Term Securities

Money Market Funds — 1.7%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 2.97%(g)(h)	6,315,124	6,315,756

Total Short-Term Securities — 1.7% (Cost: $6,315,704)		6,315,756

Total Investments — 98.7% (Cost: $370,672,606)		360,494,893

Other Assets Less Liabilities — 1.3%		4,607,067

Net Assets — 100.0%		$365,101,960

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

3

Schedule of Investments (unaudited) (continued) February 29, 2024	BlackRock Pennsylvania Municipal Bond Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$20,846,287	$—	$(14,532,235)	(a)	$4,511	$(2,807)	$6,315,756	6,315,124	$246,111	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$354,179,137	$—	$354,179,137
Short-Term Securities
Money Market Funds	6,315,756	—	—	6,315,756

	$6,315,756	$354,179,137	$—	$360,494,893

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts

CAB	Capital Appreciation Bonds

GO	General Obligation Bonds

Portfolio Abbreviation (continued)

M/F	Multi-Family

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAW	State Aid Withholding

ST	Special Tax

TA	Tax Allocation

S C H E D U L E O F I N V E S T M E N T S	4